Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under leases	Twelve Months Ending June 30:
2013	$58,273
2014	61,900
2015	64,376
2016	66,951
Total	$251,500

2012	39,313
Total	$39,313